Commitments and Contingencies (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 14, 2023	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Amount of damages value	$ 9,400
Litigation costs		$ 5,000	$ 50
Interest		$ 150	$ 150